                       SUPPLEMENT DATED JUNE 22, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On June 1, 2010, certain portfolios of the Van Kampen Life Insurance Trust and The Universal Institutional Funds, Inc. were merged into shell portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). As a result of the foregoing:

    1. All references to the Van Kampen Life Investment Trust in your variable annuity prospectus are deemed to refer to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

    2. All references to the Capital Growth Portfolio and the Comstock Portfolio of the Van Kampen Life Insurance Trust in your variable annuity prospectus are deemed to refer to the Invesco Van Kampen V.I. Capital Growth Fund and the Invesco Van Kampen V.I. Comstock Fund, respectively.

    3. All references to Van Kampen Asset Management in your variable annuity prospectus are deemed to refer to Invesco Advisers, Inc.

    4. The investment objective of the Invesco Van Kampen V.I. Capital Growth Fund is "seeks capital growth."

    5. All references to The Universal Institutional Funds, Inc. in your variable annuity prospectus are deemed to refer to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

    6. All references to the Equity and Income Portfolio of The Universal Institutional Funds, Inc. in your variable annuity prospectus are deemed to refer to the Invesco Van Kampen V.I. Equity and Income Fund.

    7. All references to Morgan Stanley Investment Management Inc. in your variable annuity prospectus are deemed to refer to Invesco Advisers, Inc.

In the "Subaccounts" section of your variable annuity prospectus, please add Urdang Securities Management, Inc. and Palisade Capital Management, L.L.C. as subadvisers for the GE Investments Funds, Inc. -- Total Return Fund.

19778 SUPPB 06/22/10